Property and Equipment - Schedule of Composition of Assets Grouped by Major Classifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	$ 8,921
Cost of balance at end of year	6,949	$ 8,921
Property and equipment, net	6,949	8,921
Gross carrying amount [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	11,736	9,040	$ 3,243
Reclass IFRS 16	(1,120)
Cost of additions during the year	73	3,000	6,597
Disposals during the year		(304)	(800)
Cost of balance at end of year	10,689	11,736	9,040
Accumulated depreciation of Reclass IFRS 16	(126)
Accumulated depreciation of Disposals during the year		(253)	(800)
Property and equipment, net	10,689	9,040	3,243
Accumulated Depreciation and Artisation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	8,921	7,128	687
Cost of additions during the year	1,051	1,156	156
Cost of balance at end of year	6,949	8,921	7,128
Property and equipment, net	6,949	7,128	687
Accumulated Depreciation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	2,815	1,912	2,556
Cost of balance at end of year	3,740	2,815	1,912
Property and equipment, net	3,740	2,815	2,556
Laboratory Equipment [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	4,639	3,016	2,024
Reclass IFRS 16	(1,120)
Cost of additions during the year	28	1,627	1,186
Disposals during the year		(4)	(194)
Cost of balance at end of year	3,547	4,639	3,016
Accumulated depreciation of Reclass IFRS 16	(126)
Accumulated depreciation of Disposals during the year		(4)	(194)
Property and equipment, net	3,547	4,639	2,024
Laboratory Equipment [Member] | Accumulated Depreciation and Artisation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	2,710	1,515	419
Cost of additions during the year	315	432	90
Cost of balance at end of year	1,429	2,710	1,515
Property and equipment, net	1,429	1,515	419
Laboratory Equipment [Member] | Accumulated Depreciation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	1,929	1,501	1,605
Cost of balance at end of year	2,118	1,929	1,501
Property and equipment, net	2,118	1,501	1,605
Computers [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	275	238	400
Reclass IFRS 16
Cost of additions during the year	16	37	95
Disposals during the year			(257)
Cost of balance at end of year	291	275	238
Accumulated depreciation of Reclass IFRS 16
Accumulated depreciation of Disposals during the year			(257)
Property and equipment, net	291	275	238
Computers [Member] | Accumulated Depreciation and Artisation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	71	84	32
Cost of additions during the year	51	50	43
Cost of balance at end of year	36	71	84
Property and equipment, net	36	84	32
Computers [Member] | Accumulated Depreciation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	204	154	368
Cost of balance at end of year	255	204	154
Property and equipment, net	255	154	368
Office Furniture and Equipment [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	196	111	67
Reclass IFRS 16
Cost of additions during the year	2	85	83
Disposals during the year			(39)
Cost of balance at end of year	198	196	111
Accumulated depreciation of Reclass IFRS 16
Accumulated depreciation of Disposals during the year			(39)
Property and equipment, net	198	196	67
Office Furniture and Equipment [Member] | Accumulated Depreciation and Artisation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	161	91	10
Cost of additions during the year	15	15	2
Cost of balance at end of year	148	161	91
Property and equipment, net	148	91	10
Office Furniture and Equipment [Member] | Accumulated Depreciation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	35	20	57
Cost of balance at end of year	50	35	20
Property and equipment, net	50	35	57
Leasehold Improvements [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	6,626	5,675	752
Reclass IFRS 16
Cost of additions during the year	27	1,251	5,233
Disposals during the year		(300)	(310)
Cost of balance at end of year	6,653	6,626	5,675
Accumulated depreciation of Reclass IFRS 16
Accumulated depreciation of Disposals during the year		(249)	(310)
Property and equipment, net	6,653	6,626	5,675
Leasehold Improvements [Member] | Accumulated Depreciation and Artisation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	5,979	5,438	226
Cost of additions during the year	670	659	21
Cost of balance at end of year	5,336	5,979	5,438
Property and equipment, net	5,336	5,438	226
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	647	537	526
Cost of balance at end of year	1,317	647	537
Property and equipment, net	$ 1,317	$ 537	$ 526